SCHWAB ANNUITY PORTFOLIOS
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
DECEMBER 31, 1999

MARKET OVERVIEW

U.S. ECONOMIC GROWTH
The U.S. economy, as measured by the real (inflation adjusted) growth in gross domestic product (GDP), continued its lengthy expansion with a strong growth rate of 4.0%--the third consecutive year at 4% or more--a rate considered by many economists to be in excess of what the economy can absorb without experiencing inflationary pressures. High levels of consumer spending and business capital investment, as well as rising real wages and strong gains in stock prices have been the principal factors continuing this lengthy expansion.

In a major revision of the GDP benchmark data going back four decades, the Commerce Department reported that, during the 1990s, growth was stronger, personal savings higher, and inflation lower than previously calculated.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            REAL GDP GROWTH RATE
         QUARTERLY PERCENTAGE CHANGE
              (ANNUALIZED RATE)
Q1 1990                         5.0%
Q2 1990                         1.0%
Q3 1990                        -0.6%
Q4 1990                        -3.0%
Q1 1991                        -1.7%
Q2 1991                         2.6%
Q3 1991                         1.3%
Q4 1991                         2.5%
Q1 1992                         4.3%
Q2 1992                         4.0%
Q3 1992                         3.1%
Q4 1992                         5.2%
Q1 1993                        -0.7%
Q2 1993                         2.1%
Q3 1993                         1.5%
Q4 1993                         6.0%
Q1 1994                         3.6%
Q2 1994                         5.7%
Q3 1994                         2.2%
Q4 1994                         5.1%
Q1 1995                         1.5%
Q2 1995                         0.8%
Q3 1995                         3.2%
Q4 1995                         3.3%
Q1 1996                         2.9%
Q2 1996                         6.9%
Q3 1996                         2.2%
Q4 1996                         4.9%
Q1 1997                         4.9%
Q2 1997                         5.1%
Q3 1997                         4.0%
Q4 1997                         3.1%
Q1 1998                         6.7%
Q2 1998                         2.1%
Q3 1998                         3.8%
Q4 1998                         5.9%
Q1 1999                         3.7%
Q2 1999                         1.9%
Q3 1999                         5.7%
Q4 1999                         5.8%

Source: Bloomberg L.P.

Concerns in 1998 over the impact of international economic problems have been displaced by concerns over imbalances in the domestic economy, namely the surging current account (trade) deficit, record high stock valuations, and the low savings rate.

Looking ahead, the availability of increasingly scarce labor resources and the behavior of domestic consumers in response to continued stock market volatility may be key determinants of whether the economy continues on its current course or softens throughout 2000. The consensus of most economists is that the U.S. economy appears poised for continued growth, but at a more moderate pace than the last four years.

UNEMPLOYMENT
December's unemployment rate of 4.1% was a 29-year low. Labor markets continue to be extremely tight in many areas of the country. Growth in the labor force has slowed, and there continues to be concern that wage and benefits increases may begin to put more pressure on labor costs.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        U.S. UNEMPLOYMENT RATE
Jan-90                    5.4%
Feb-90                    5.3%
Mar-90                    5.2%
Apr-90                    5.4%
May-90                    5.4%
Jun-90                    5.2%
Jul-90                    5.5%
Aug-90                    5.7%
Sep-90                    5.9%
Oct-90                    5.9%
Nov-90                    6.2%
Dec-90                    6.3%
Jan-91                    6.4%
Feb-91                    6.6%
Mar-91                    6.8%
Apr-91                    6.7%
May-91                    6.9%
Jun-91                    6.9%
Jul-91                    6.8%
Aug-91                    6.9%
Sep-91                    6.9%
Oct-91                    7.0%
Nov-91                    7.0%
Dec-91                    7.3%
Jan-92                    7.3%
Feb-92                    7.4%
Mar-92                    7.4%
Apr-92                    7.4%
May-92                    7.6%
Jun-92                    7.8%
Jul-92                    7.7%
Aug-92                    7.6%
Sep-92                    7.6%
Oct-92                    7.3%
Nov-92                    7.4%
Dec-92                    7.4%
Jan-93                    7.3%
Feb-93                    7.1%
Mar-93                    7.0%
Apr-93                    7.1%
May-93                    7.1%
Jun-93                    7.0%
Jul-93                    6.9%
Aug-93                    6.8%
Sep-93                    6.7%
Oct-93                    6.8%
Nov-93                    6.6%
Dec-93                    6.5%
Jan-94                    6.8%
Feb-94                    6.6%
Mar-94                    6.5%
Apr-94                    6.4%
May-94                    6.1%
Jun-94                    6.1%
Jul-94                    6.3%
Aug-94                    6.0%
Sep-94                    5.8%
Oct-94                    5.8%
Nov-94                    5.6%
Dec-94                    5.5%
Jan-95                    5.6%
Feb-95                    5.4%
Mar-95                    5.3%
Apr-95                    5.8%
May-95                    5.8%
Jun-95                    5.6%
Jul-95                    5.6%
Aug-95                    5.7%
Sep-95                    5.6%
Oct-95                    5.5%
Nov-95                    5.7%
Dec-95                    5.6%
Jan-96                    5.6%
Feb-96                    5.5%
Mar-96                    5.6%
Apr-96                    5.5%
May-96                    5.6%
Jun-96                    5.3%
Jul-96                    5.5%
Aug-96                    5.1%
Sep-96                    5.2%
Oct-96                    5.2%
Nov-96                    5.3%
Dec-96                    5.4%
Jan-97                    5.3%
Feb-97                    5.3%
Mar-97                    5.1%
Apr-97                    5.0%
May-97                    4.7%
Jun-97                    5.0%
Jul-97                    4.7%
Aug-97                    4.9%
Sep-97                    4.7%
Oct-97                    4.7%
Nov-97                    4.6%
Dec-97                    4.7%
Jan-98                    4.5%
Feb-98                    4.6%
Mar-98                    4.6%
Apr-98                    4.3%
May-98                    4.3%
Jun-98                    4.5%
Jul-98                    4.5%
Aug-98                    4.5%
Sep-98                    4.5%
Oct-98                    4.5%
Nov-98                    4.4%
Dec-98                    4.3%
Jan-99                    4.3%
Feb-99                    4.4%
Mar-99                    4.2%
Apr-99                    4.3%
May-99                    4.2%
Jun-99                    4.3%
Jul-99                    4.3%
Aug-99                    4.2%
Sep-99                    4.2%
Oct-99                    4.1%
Nov-99                    4.1%
Dec-99                    4.1%

Source: Bloomberg L.P.

INFLATION
Price inflation continued to remain well contained. The CPI rose a modest 2.7% during 1999. Its core rate (which excludes the more volatile food and energy components) rose just 1.9%. The GDP price deflator, the broadest measure of inflation, indicated prices rising at an annual rate of 1.5% for 1999. The Employment Cost Index, which measures inflation in wages, salaries and benefits was also well contained, increasing 3.4% for the year.

                             ---------------------

SCHWAB ANNUITY PORTFOLIOS
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
DECEMBER 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MEASURES OF INFLATION  MONTHLY CONSUMER PRICE INDEX  QUARTERLY EMPLOYMENT COST INDEX
Jan-90                                         5.2%                             5.5%
Feb-90                                         5.3%                             5.5%
Mar-90                                         5.2%                             5.5%
Apr-90                                         4.7%                             5.4%
May-90                                         4.4%                             5.4%
Jun-90                                         4.7%                             5.4%
Jul-90                                         4.8%                             5.2%
Aug-90                                         5.6%                             5.2%
Sep-90                                         6.2%                             5.2%
Oct-90                                         6.3%                             4.9%
Nov-90                                         6.3%                             4.9%
Dec-90                                         6.1%                             4.9%
Jan-91                                         5.7%                             4.6%
Feb-91                                         5.3%                             4.6%
Mar-91                                         4.9%                             4.6%
Apr-91                                         4.9%                             4.6%
May-91                                         5.0%                             4.6%
Jun-91                                         4.7%                             4.6%
Jul-91                                         4.4%                             4.3%
Aug-91                                         3.8%                             4.3%
Sep-91                                         3.4%                             4.3%
Oct-91                                         2.9%                             4.3%
Nov-91                                         3.0%                             4.3%
Dec-91                                         3.1%                             4.3%
Jan-92                                         2.6%                             4.0%
Feb-92                                         2.8%                             4.0%
Mar-92                                         3.2%                             4.0%
Apr-92                                         3.2%                             3.6%
May-92                                         3.0%                             3.6%
Jun-92                                         3.1%                             3.6%
Jul-92                                         3.2%                             3.5%
Aug-92                                         3.1%                             3.5%
Sep-92                                         3.0%                             3.5%
Oct-92                                         3.2%                             3.5%
Nov-92                                         3.0%                             3.5%
Dec-92                                         2.9%                             3.5%
Jan-93                                         3.3%                             3.5%
Feb-93                                         3.2%                             3.5%
Mar-93                                         3.1%                             3.5%
Apr-93                                         3.2%                             3.6%
May-93                                         3.2%                             3.6%
Jun-93                                         3.0%                             3.6%
Jul-93                                         2.8%                             3.6%
Aug-93                                         2.8%                             3.6%
Sep-93                                         2.7%                             3.6%
Oct-93                                         2.8%                             3.5%
Nov-93                                         2.7%                             3.5%
Dec-93                                         2.7%                             3.5%
Jan-94                                         2.5%                             3.2%
Feb-94                                         2.5%                             3.2%
Mar-94                                         2.5%                             3.2%
Apr-94                                         2.4%                             3.2%
May-94                                         2.3%                             3.2%
Jun-94                                         2.5%                             3.2%
Jul-94                                         2.8%                             3.2%
Aug-94                                         2.9%                             3.2%
Sep-94                                         3.0%                             3.2%
Oct-94                                         2.6%                             3.0%
Nov-94                                         2.7%                             3.0%
Dec-94                                         2.7%                             3.0%
Jan-95                                         2.8%                             2.9%
Feb-95                                         2.9%                             2.9%
Mar-95                                         2.9%                             2.9%
Apr-95                                         3.1%                             2.9%
May-95                                         3.2%                             2.9%
Jun-95                                         3.0%                             2.9%
Jul-95                                         2.8%                             2.7%
Aug-95                                         2.6%                             2.7%
Sep-95                                         2.5%                             2.7%
Oct-95                                         2.8%                             2.7%
Nov-95                                         2.6%                             2.7%
Dec-95                                         2.5%                             2.7%
Jan-96                                         2.7%                             2.8%
Feb-96                                         2.7%                             2.8%
Mar-96                                         2.8%                             2.8%
Apr-96                                         2.9%                             2.9%
May-96                                         2.9%                             2.9%
Jun-96                                         2.8%                             2.9%
Jul-96                                         3.0%                             2.8%
Aug-96                                         2.9%                             2.8%
Sep-96                                         3.0%                             2.8%
Oct-96                                         3.0%                             2.9%
Nov-96                                         3.3%                             2.9%
Dec-96                                         3.3%                             2.9%
Jan-97                                         3.0%                             2.9%
Feb-97                                         3.0%                             2.9%
Mar-97                                         2.8%                             2.9%
Apr-97                                         2.5%                             2.8%
May-97                                         2.2%                             2.8%
Jun-97                                         2.3%                             2.8%
Jul-97                                         2.2%                             3.0%
Aug-97                                         2.2%                             3.0%
Sep-97                                         2.2%                             3.0%
Oct-97                                         2.1%                             3.3%
Nov-97                                         1.8%                             3.3%
Dec-97                                         1.7%                             3.3%
Jan-98                                         1.6%                             3.3%
Feb-98                                         1.4%                             3.3%
Mar-98                                         1.4%                             3.3%
Apr-98                                         1.4%                             3.5%
May-98                                         1.7%                             3.5%
Jun-98                                         1.7%                             3.5%
Jul-98                                         1.7%                             3.7%
Aug-98                                         1.6%                             3.7%
Sep-98                                         1.5%                             3.7%
Oct-98                                         1.5%                             3.4%
Nov-98                                         1.5%                             3.4%
Dec-98                                         1.6%                             3.4%
Jan-99                                         1.7%                             3.0%
Feb-99                                         1.6%                             3.0%
Mar-99                                         1.7%                             3.0%
Apr-99                                         2.3%                             3.2%
May-99                                         2.1%                             3.2%
Jun-99                                         2.0%                             3.2%
Jul-99                                         2.1%                             3.1%
Aug-99                                         2.3%                             3.1%
Sep-99                                         2.6%                             3.1%
Oct-99                                         2.6%                             3.4%
Nov-99                                         2.6%                             3.4%
Dec-99                                         2.7%                             3.4%

Source: Bloomberg L.P.

Although there is little evidence of accelerating core inflation, the Federal Reserve has expressed concern that should labor markets continue to tighten, increases in wages may outpace productivity growth. In such an environment, productivity growth becomes particularly critical, as it enables companies to pay higher wages without raising prices. Non-farm productivity grew 2.8% in 1998 and 2.9% during 1999, continuing a healthy trend that began in 1996.

ASSET CLASS PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

ASSET CLASS TOTAL RETURN PERFORMANCE  S&P 500 INDEX - REGISTERED TRADEMARK  RUSSELL 2000 SMALL-CAP INDEX
GROWTH OF A $1 INVESTMENT
Dec-98                                                               $1.00                         $1.00
Jan-99                                                               $1.04                         $1.01
Feb-99                                                               $1.01                         $0.93
Mar-99                                                               $1.05                         $0.95
Apr-99                                                               $1.09                         $1.03
May-99                                                               $1.06                         $1.05
Jun-99                                                               $1.12                         $1.09
Jul-99                                                               $1.09                         $1.06
Aug-99                                                               $1.08                         $1.02
Sep-99                                                               $1.05                         $1.02
Oct-99                                                               $1.12                         $1.03
Nov-99                                                               $1.14                         $1.09
Dec-99                                                               $1.21                         $1.21

ASSET CLASS TOTAL RETURN PERFORMANCE  MSCI EAFE -REGISTERED TRADEMARK- (ND) INDEX  LEHMAN AGGREGATE BOND INDEX
GROWTH OF A $1 INVESTMENT
Dec-98                                                                      $1.00                        $1.00
Jan-99                                                                      $1.00                        $1.01
Feb-99                                                                      $0.97                        $0.99
Mar-99                                                                      $1.01                        $0.99
Apr-99                                                                      $1.05                        $1.00
May-99                                                                      $1.00                        $0.99
Jun-99                                                                      $1.04                        $0.99
Jul-99                                                                      $1.07                        $0.98
Aug-99                                                                      $1.07                        $0.98
Sep-99                                                                      $1.08                        $0.99
Oct-99                                                                      $1.12                        $1.00
Nov-99                                                                      $1.16                        $1.00
Dec-99                                                                      $1.27                        $0.99

Compiled by Charles Schwab & Co., Inc.

/ / THE INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND DO NOT REFLECT ADVISORY FEES AND OTHER EXPENSES ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO. INVESTORS CANNOT INVEST IN AN INDEX DIRECTLY.

For the first time since 1994, international stocks outperformed the long-dominant domestic large cap stocks. Assisted by the rebound in Asian markets, international stocks, as represented by the MSCI EAFE Index, achieved a total return of 26.96% for 1999 versus 21.04% for the S&P
500-Registered Trademark- Index. Within the S&P 500 Index, growth stocks in general, and technology growth stocks in particular, continued to be the strongest performing style for the reporting period. Small-cap stocks as represented by the Russell 2000 Index, also experienced a positive return of 21.26% for the year.

Reflecting the rise in intermediate and long-term interest rates, fixed income returns were generally weak for the reporting period. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index, were -0.82% for the year.

U.S. EQUITY VALUATION
The price/earnings ratio for the S&P 500-Registered Trademark- Index reached record highs during 1999 and ended the year at a lofty 32.59 times earnings, approximately twice its long term average. The price/earnings ratio, also known as a multiple, is the price of a stock divided by its earnings per share, and generally indicates how much investors are willing to pay for a company's earning potential. Based on other traditional market valuation measures such as the price-to-book value ratio or dividend yield, the U.S. stock market continues to remain at record high valuation levels.

                                ----------------

SCHWAB ANNUITY PORTFOLIOS
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
DECEMBER 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

S&P 500 INDEX PRICE/EARNINGS RATIO
Jan-90                              14.37
Feb-90                              14.21
Mar-90                              14.77
Apr-90                              14.82
May-90                              15.84
Jun-90                              16.66
Jul-90                              16.65
Aug-90                              15.57
Sep-90                              14.90
Oct-90                              14.36
Nov-90                              14.59
Dec-90                              15.19
Jan-91                              14.95
Feb-91                              16.82
Mar-91                              17.48
Apr-91                              17.85
May-91                              17.92
Jun-91                              17.96
Jul-91                              18.07
Aug-91                              19.72
Sep-91                              19.88
Oct-91                              19.92
Nov-91                              21.02
Dec-91                              21.85
Jan-92                              23.35
Feb-92                              23.83
Mar-92                              25.45
Apr-92                              25.51
May-92                              25.71
Jun-92                              25.08
Jul-92                              25.61
Aug-92                              25.50
Sep-92                              24.37
Oct-92                              23.94
Nov-92                              24.08
Dec-92                              24.01
Jan-93                              24.20
Feb-93                              24.25
Mar-93                              24.22
Apr-93                              23.20
May-93                              23.21
Jun-93                              22.58
Jul-93                              22.52
Aug-93                              23.02
Sep-93                              23.74
Oct-93                              23.97
Nov-93                              22.55
Dec-93                              23.55
Jan-94                              22.98
Feb-94                              21.17
Mar-94                              20.34
Apr-94                              20.10
May-94                              20.16
Jun-94                              19.76
Jul-94                              18.64
Aug-94                              18.90
Sep-94                              18.26
Oct-94                              17.55
Nov-94                              16.58
Dec-94                              16.98
Jan-95                              16.23
Feb-95                              16.20
Mar-95                              16.50
Apr-95                              16.02
May-95                              16.43
Jun-95                              16.82
Jul-95                              16.55
Aug-95                              16.18
Sep-95                              16.86
Oct-95                              16.18
Nov-95                              17.14
Dec-95                              17.41
Jan-96                              18.11
Feb-96                              18.56
Mar-96                              18.94
Apr-96                              19.16
May-96                              19.48
Jun-96                              19.30
Jul-96                              18.31
Aug-96                              18.62
Sep-96                              19.75
Oct-96                              19.60
Nov-96                              21.05
Dec-96                              20.70
Jan-97                              20.55
Feb-97                              20.98
Mar-97                              19.87
Apr-97                              20.24
May-97                              21.43
Jun-97                              22.45
Jul-97                              23.92
Aug-97                              22.64
Sep-97                              24.00
Oct-97                              22.84
Nov-97                              24.02
Dec-97                              24.51
Jan-98                              24.99
Feb-98                              26.44
Mar-98                              27.76
Apr-98                              26.51
May-98                              26.12
Jun-98                              27.09
Jul-98                              26.78
Aug-98                              22.77
Sep-98                              24.23
Oct-98                              27.58
Nov-98                              30.14
Dec-98                              31.97
Jan-99                              33.29
Feb-99                              32.65
Mar-99                              33.78
Apr-99                              33.90
May-99                              32.74
Jun-99                              34.70
Jul-99                              31.62
Aug-99                              31.21
Sep-99                              29.90
Oct-99                              29.92
Nov-99                              30.65
Dec-99                              32.53
30-Year Average                      15.5

Source: Bloomberg L.P.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO MANAGEMENT TEAM

GERI HOM -- Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the equity securities in the portfolio. Geri joined CSIM in March 1995 as Portfolio Manager and was promoted to her current position in December 1996. She currently manages approximately $20 billion in indexed equity mutual fund assets. Prior to joining CSIM, Geri was a principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.

KIMON DAIFOTIS -- Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the bonds and cash equivalents in the portfolio. Kimon joined CSIM in his current capacity in October 1997. For five years prior to joining Schwab he was employed by Lehman Brothers, most recently as Vice President in fixed income institutional sales and, prior to that, Senior Portfolio Strategist.

PORTFOLIO HIGHLIGHTS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SCHWAB MARKET TRACK GROWTH PORTFOLIO II  SCHWAB MARKETTRACK GROWTH PORTFOLIO II  S&P 500 INDEX  LEHMAN AGGREGATE BOND INDEX
11/01/96                                                                $10,000        $10,000                      $10,000
11/30/96                                                                $10,490        $10,777                      $10,178
12/31/96                                                                $10,420        $10,564                      $10,083
01/31/97                                                                $10,670        $11,223                      $10,115
02/28/97                                                                $10,710        $11,311                      $10,140
03/31/97                                                                $10,460        $10,848                      $10,027
04/30/97                                                                $10,780        $11,494                      $10,178
05/31/97                                                                $11,420        $12,193                      $10,274
06/30/97                                                                $11,940        $12,739                      $10,397
07/31/97                                                                $12,650        $13,752                      $10,677
08/31/97                                                                $12,200        $12,982                      $10,587
09/30/97                                                                $12,880        $13,692                      $10,743
10/31/97                                                                $12,520        $13,235                      $10,899
11/30/97                                                                $12,730        $13,848                      $10,949
12/31/97                                                                $12,977        $14,086                      $11,060
01/31/98                                                                $13,037        $14,242                      $11,201
02/28/98                                                                $13,779        $15,269                      $11,192
03/31/98                                                                $14,199        $16,051                      $11,230
04/30/98                                                                $14,320        $16,213                      $11,289
05/31/98                                                                $14,019        $15,934                      $11,396
06/30/98                                                                $14,240        $16,581                      $11,493
07/31/98                                                                $13,959        $16,405                      $11,517
08/31/98                                                                $12,285        $14,036                      $11,705
09/30/98                                                                $12,696        $14,936                      $11,979
10/31/98                                                                $13,478        $16,150                      $11,915
11/30/98                                                                $14,079        $17,129                      $11,983
12/31/98                                                                $14,673        $18,116                      $12,019
01/31/99                                                                $14,921        $18,873                      $12,104
02/28/99                                                                $14,395        $18,286                      $11,893
03/31/99                                                                $14,807        $19,017                      $11,958
04/30/99                                                                $15,405        $19,753                      $11,996
05/31/99                                                                $15,127        $19,287                      $11,891
06/30/99                                                                $15,735        $20,357                      $11,853
07/31/99                                                                $15,621        $19,722                      $11,803
08/31/99                                                                $15,518        $19,624                      $11,797
09/30/99                                                                $15,467        $19,086                      $11,934
10/31/99                                                                $16,095        $20,294                      $11,978
11/30/99                                                                $16,569        $20,707                      $11,977
12/31/99                                                                $17,553        $21,926                      $11,919

SCHWAB MARKET TRACK GROWTH PORTFOLIO II  GROWTH COMPOSITE INDEX II
11/01/96                                                   $10,000
11/30/96                                                   $10,429
12/31/96                                                   $10,396
01/31/97                                                   $10,671
02/28/97                                                   $10,624
03/31/97                                                   $10,334
04/30/97                                                   $10,517
05/31/97                                                   $11,169
06/30/97                                                   $11,593
07/31/97                                                   $12,221
08/31/97                                                   $11,897
09/30/97                                                   $12,498
10/31/97                                                   $12,059
11/30/97                                                   $12,136
12/31/97                                                   $12,257
01/31/98                                                   $12,337
02/28/98                                                   $13,040
03/31/98                                                   $13,546
04/30/98                                                   $13,676
05/31/98                                                   $13,439
06/30/98                                                   $13,615
07/31/98                                                   $13,370
08/31/98                                                   $11,690
09/30/98                                                   $12,049
10/31/98                                                   $12,653
11/30/98                                                   $13,250
12/31/98                                                   $13,876
01/31/99                                                   $14,119
02/28/99                                                   $13,611
03/31/99                                                   $13,993
04/30/99                                                   $14,550
05/31/99                                                   $14,354
06/30/99                                                   $15,004
07/31/99                                                   $14,894
08/31/99                                                   $14,773
09/30/99                                                   $14,689
10/31/99                                                   $15,188
11/30/99                                                   $15,861
12/31/99                                                   $17,058

Source: Bloomberg L.P.

/ / The graph above compares the growth of a hypothetical $10,000 investment in the Schwab MarketTrack Growth Portfolio II at the inception, with a similar investment in the S&P 500 Index, Growth Composite Index II(1) and the Lehman Brothers Aggregate Bond Index.
/ / THE INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND DO NOT REFLECT ADVISORY FEES AND OTHER EXPENSES ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO. INVESTORS CANNOT INVEST IN AN INDEX DIRECTLY.

PORTFOLIO HIGHLIGHTS

Q. HOW DID THE PORTFOLIO PERFORM DURING THE REPORTING PERIOD?
A. As discussed in the Market Overview section and detailed in the table below, there was a wide range of returns for the various asset classes during the reporting period. The Portfolio's one-year return for the period ended 12/31/99 of 19.63% was a

(1)The Growth Composite Index II is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. As of 12/31/99, there were 2,190 large-cap funds, 845 small-cap funds, 666 foreign funds and 553 intermediate-term bond funds tracked by Morningstar. Performace includes changes in price and reinvestment of dividends and capital gains. The hypothetical $10,000 investments assume investment on the first day of the month following Fund inception and include changes in share prices and reinvestment of dividends and capital gains.

                             ---------------------

SCHWAB ANNUITY PORTFOLIOS
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
DECEMBER 31, 1999

reflection of the Portfolio's holdings in these various asset categories. The since-inception (11/1/96) average annual return was 19.44%(2).

                                                       ONE-YEAR
                                                       RETURNS   PORTFOLIO
                                                        AS OF     NEUTRAL
ASSET CLASS                      INDEX                 12/31/99   TARGET
--------------------------------------------------------------------------
Large Cap Stocks  S&P 500 Index                          21.04%       40%
Small-Cap Stocks  Schwab Small-Cap Index                 27.67%       20%
International     Schwab International Index             33.81%       20%
 Stocks
Bonds             Lehman Brothers Aggregate Bond         -0.82%       15%
                  Index
Cash Equivalents  3-Month U.S. Treasury Bill              4.87%        5%

Source: Bloomberg L.P.

Because the Portfolio is designed to incorporate a mix of different asset classes, its return over any given period is expected to lag the return of the strongest performing asset class. Conversely, the return of the Portfolio is expected to exceed that of the worst performing asset class for any given period. By dampening the return volatility of any single asset class, the Portfolio is designed to provide more stable returns throughout market cycles which, on a risk-adjusted basis, is expected to be favorable over extended periods of time.

Q. CAN YOU PROVIDE AN EXAMPLE OF HOW ASSET ALLOCATION REDUCES PORTFOLIO VOLATILITY?
A. Adding bonds and cash equivalents to a stock portfolio can help reduce its overall risk. In 1999 the Schwab Center for Investment Research conducted a study analyzing this issue and created the following chart. The chart displays the high, low, and average annual returns from 1970-1998 for five hypothetical portfolios representing the returns of stocks and bonds measured by indices(3). As the chart demonstrates, adding bonds to a stock-heavy portfolio would have reduced risk while still producing competitive returns.

A portfolio comprising 40% bonds and 60% stocks, for example, achieved an average annual return of 11.97%--roughly 1.5% less than the 13.48% return of the all-stock portfolio--and with significantly less volatility. The lowest annual return of the portfolio invested 40% in bonds and 60% in stocks, which was actually a loss of 13.60%, was about half of the 26.47% loss in the all-stock portfolio. This hypothetical example is for illustrative purposes only, and, of course, past performance does not guarantee future results.

                                  (1970--1998)

                            THE EFFECTS OF ADDING BONDS TO AN ALL-STOCK PORTFOLIO
                                                  90%              80%              70%              60%
                                                STOCKS           STOCKS           STOCKS           STOCKS
                                100%              10%              20%              30%              40%
                               STOCKS            BONDS            BONDS            BONDS            BONDS

--------------------------------------------------------------------------------------------------------------
Maximum                             37.43%           35.37%           33.30%           31.24%           29.18%
Average                             13.48%           13.14%           12.77%           12.38%           11.97%
Minimum                            -26.47%          -23.25%          -20.04%          -16.82%          -13.60%

Compiled by Charles Schwab & Co., Inc.

Q. WHY DOES INVESTING IN ALL THE MAJOR ASSET CLASSES MAKE SENSE?
A. The chart below shows the performance of large-cap, small-cap, and international stocks as measured by indices over nine non-overlapping three-year periods spanning 1973 through 1999. The chart shows that the performance of the various asset classes varied considerably. Sometimes large-caps performed better than small-caps and vice versa. Some international stocks performed better than domestic stocks and vice versa. These shifting results are driven by the fact that different asset classes tended to take turns leading the market and these "performance cycles" have varied in length and magnitude, as shown by the chart. While these cycles may not be entirely random, predicting them can prove to be very difficult. By investing in several asset classes, you can participate in the long-term return performance of the various classes, reduce portfolio volatility (compared to investing in just one asset class) and avoid the whole issue of trying to predict which asset class will be the next winner.

(2)A portion of the Schwab MarketTrack Growth Portfolio II's expenses was reduced. Without these reductions, the Portfolio's 12-month, and since inception average annual returns would have been 18.73% and 18.23%, respectively.

(3)The returns do not reflect actual investment in any security. The hypothetical returns are all weighted averages and assume reinvestment of dividends. The indices represented are the S&P 500-Registered Trademark-Index and the Ibbotson Intermediate Government Bond Index. Indices are unmanaged, do not incur costs and expenses, and cannot be invested in directly.

                                ----------------

SCHWAB ANNUITY PORTFOLIOS
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
DECEMBER 31, 1999

                        NON-OVERLAPPING 3-YEAR INTERVALS
                               ANNUALIZED RETURNS

3-YEAR                                                          CRSP           MSCI-EAFE INDEX
PERIOD                                S&P 500 INDEX     NY/AM/NM 6-10 INDEX     INTERNATIONAL
ENDING                               LARGE-CAP STOCKS     SMALL-CAP STOCKS         STOCKS

----------------------------------------------------------------------------------------------
1975                                        -4.87%                 -9.06%             -2.88%
1978                                         7.00%                 28.50%             18.49%
1981                                        14.25%                 26.05%              9.35%
1984                                        16.49%                 16.48%             10.04%
1987                                        18.11%                  8.61%             49.29%
1990                                        14.15%                  4.74%              3.05%
1993                                        15.63%                 28.29%              9.65%
1996                                        19.66%                 14.92%              8.64%
1999                                        27.56%                 17.03%             16.06%

Source: Ibbotson Associates, Inc.

/ / THE RETURNS DO NOT REFLECT AN ACTUAL INVESTMENT IN ANY SECURITY. INDICES ARE UNMANAGED, DO NOT INCUR COSTS OR EXPENSES AND CAN NOT BE INVESTED IN DIRECTLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                             ---------------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II-TM-
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1999

                                    NUMBER            VALUE
COMMON STOCK--40.3%                OF SHARES          (000S)
--------------------------------------------------------------
AEROSPACE / DEFENSE--0.4%
Boeing Co.                           538             $   22
General Dynamics Corp.               100                  5
Lockheed Martin Corp.                200                  4
Northrop Grumman Corp.                61                  3
Raytheon Co., Class B                200                  5
Rockwell International Corp.         100                  5
Textron, Inc.                        100                  8
United Technologies Corp.            300                 20
                                                       ------
                                                         72
                                                       ------
AIR TRANSPORTATION--0.2%
AMR Corp. +                          100                  7
Delta Air Lines, Inc.                100                  5
FDX Corp.+                           200                  8
Southwest Airlines Co.               300                  5
                                                       ------
                                                         25
                                                       ------
ALCOHOLIC BEVERAGES--0.2%
Anheuser-Busch Companies, Inc.       300                 21
Seagram Co. Ltd.                     300                 14
                                                       ------
                                                         35
                                                       ------
APPAREL--0.1%
Nike, Inc., Class B                  200                 10
VF Corp.                             100                  3
                                                       ------
                                                         13
                                                       ------
AUTOMOTIVE PRODUCTS / MOTOR VEHICLES--0.5%
B.F. Goodrich Co.                    100                  3
Dana Corp.                           100                  3
Danaher Corp.                        100                  5
Delphi Automotive Systems Corp.      379                  6
Fleetwood Enterprises, Inc.          100                  2
Ford Motor Co.                       700                 37
General Motors Corp., Class H        500                 36
Genuine Parts Co.                    100                  2
Goodyear Tire & Rubber Co.           100                  3
TRW, Inc.                            100                  5
                                                       ------
                                                        102
                                                       ------
BANKS--2.1%
AmSouth Bancorp.                     250                  5
Bank of America Corp.              1,019                 51
Bank of New York Co., Inc.           500                 20

                                 ---------------
                                        6

SCHWAB MARKETTRACK GROWTH PORTFOLIO II-TM-
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999

                                    NUMBER           VALUE
COMMON STOCK (CONTINUED)           OF SHARES        (000S)
--------------------------------------------------------------
BANKS (CONTINUED)
Bank One Corp.                      672             $   22
BB&T Corp.                          226                  6
Chase Manhattan Corp.               500                 39
Comerica, Inc.                       50                  2
Fifth Third Bancorp.                150                 11
First Union Corp.                   624                 20
Firstar Corp.                       709                 15
Fleet Boston Corp.                  536                 19
Golden West Financial Corp.         100                  3
Huntington Bancshares, Inc.         121                  3
J.P. Morgan & Co., Inc.             100                 13
KeyCorp, Inc.                       300                  7
Mellon Financial Corp.              300                 10
National City Corp.                 424                 10
Northern Trust Corp.                100                  5
Old Kent Financial Corp.            100                  4
PNC Bank Corp.                      200                  9
Regions Financial, Corp.            100                  3
Republic New York Corp.             100                  7
SouthTrust Corp.                    200                  8
State Street Corp.                  100                  7
Summit Bancorp.                     200                  6
SunTrust Banks, Inc.                200                 14
Synovus Financial Corp.             150                  3
U.S. Bancorp.                       425                 10
Union Planters Corp.                100                  4
Wachovia Corp.                      100                  7
Washington Mutual, Inc.             400                 10
Wells Fargo & Co.                 1,000                 40
                                                      ------
                                                       393
                                                      ------
BUSINESS MACHINES & SOFTWARE--6.5%
3Com Corp.+                         200                  9
Adaptec, Inc.+                      100                  5
Adobe Systems, Inc.                 100                  7
Apple Computer, Inc.+               200                 21
BMC Software, Inc.+                 200                 16
Cabletron Systems, Inc.+            100                  3
Ceridian Corp.+                     100                  2
Cisco Systems, Inc.+              2,000                214
Compaq Computer Corp.             1,100                 30
Computer Associates International,
Inc.                                300                 21
Compuware Corp.+                    200                  7

                                 ---------------
                                        7

SCHWAB MARKETTRACK GROWTH PORTFOLIO II-TM-
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999

                                    NUMBER             VALUE
COMMON STOCK (CONTINUED)           OF SHARES          (000S)
--------------------------------------------------------------
BUSINESS MACHINES & SOFTWARE (CONTINUED)
Dell Computer Corp.+                1,600             $   82
Gateway, Inc.+                        200                 14
Hewlett-Packard Co.                   600                 68
International Business
Machines Corp.                      1,100                119
Lexmark International Group, Inc.,
Class A+                              100                  9
Microsoft Corp.+                    3,200                375
Novell, Inc.+                         200                  8
Oracle Sytems Corp.+                  875                 98
Parametic Technology Corp.+           200                  5
PeopleSoft, Inc.+                     200                  4
Pitney Bowes, Inc.                    200                 10
Seagate Technology, Inc.+             100                  5
Silicon Graphics, Inc.+               100                  1
Sun Microsystems, Inc.+             1,000                 77
Unisys Corp.+                         200                  6
Xerox Corp.                           500                 11
                                                       ------
                                                       1,227
                                                       ------
BUSINESS SERVICES--1.8%
Allied Waste Industries, Inc.+        100                  1
America Online, Inc.+               1,400                106
Automatic Data Processing, Inc.       300                 16
Cendant Corp.+                        440                 12
Citrix Systems, Inc.+                 100                 12
Computer Sciences Corp.+              100                  9
Ecolab, Inc.                          100                  4
First Data Corp.                      300                 15
H&R Block, Inc.                       100                  4
Interpublic Group of Companies,
Inc.                                  200                 12
Ominicom Group, Inc.                  100                 10
Paychex, Inc.                         150                  6
R.R. Donnelly & Sons Co.              100                  2
Tyco International Ltd.             1,022                 40
Waste Management, Inc.                345                  6
Yahoo!, Inc.+                         200                 87
                                                        ------
                                                         342
                                                        ------
CHEMICAL--0.6%
Air Products & Chemicals, Inc.        100                  3
Dow Chemical Co.                      100                 13
E.I. du Pont de Nemours & Co.         669                 44
Hercules, Inc.                        100                  3
Minnesota Mining &
Manufacturing Co.                     200                 20
PPG Industries, Inc.                  100                  6

                                 ---------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II-TM-
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999

                                     NUMBER            VALUE
COMMON STOCK (CONTINUED)            OF SHARES         (000S)
--------------------------------------------------------------
CHEMICAL (CONTINUED)
Praxair, Inc.                          200             $   10
Rohm & Haas Co.                        100                  4
Sigma-Aldrich Corp.                    100                  3
Union Carbide Corp.                    100                  7
W.R. Grace & Co.+                      200                  3
                                                         ------
                                                          116
                                                         ------
CONSTRUCTION--0.1%
Crane Co.                              100                  2
Kaufman & Broad Home Corp.             100                  2
Masco Corp.                            300                  8
Sherwin-Williams Co.                   100                  2
The Stanley Works                      100                  3
Vulcan Materials Co.                   100                  4
                                                         ------
                                                           21
                                                         ------
CONSUMER - DURABLE--0.2%
Black & Decker Corp.                   100                  5
Fortune Brands, Inc.                   200                  7
Leggett & Platt, Inc.                  100                  2
Maytag Corp.                           100                  5
Newell Rubbermaid, Inc.                200                  6
                                                         ------
                                                           25
                                                         ------
CONSUMER - NON-DURABLE--0.2%
Darden Restaurants, Inc.               100                  2
Hasbro, Inc.                           100                  2
Jostens, Inc.                          100                  3
Mattel, Inc.                           300                  4
McDonald's Corp.                       800                 32
Tricon Global Restaurants, Inc.+        60                  2
Wendy's International, Inc.            100                  2
                                                         ------
                                                           47
                                                         ------
CONTAINERS--0.0%
Crown Cork & Seal Co., Inc.            100                  2
Owens-Illinois, Inc.+                  100                  3
Sealed Air Corp.+                       53                  3
                                                         ------
                                                            8
                                                         ------
ELECTRONICS--4.0%
ADC Telecommunications, Inc.+          100                  7
Advanced Micro Devices, Inc.+          100                  3
Analog Devices, Inc.+                  100                  9

                                 ---------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II-TM-
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999

                                    NUMBER           VALUE
COMMON STOCK (CONTINUED)           OF SHARES        (000S)
--------------------------------------------------------------
ELECTRONICS (CONTINUED)
Applied Materials, Inc.+             200             $   25
Electronic Data Systems Corp.        200                 13
EMC Corp.+                           600                 66
Emerson Electric Co.                 300                 17
General Instrument Corp.+            100                  9
Intel Corp.                        2,100                173
KLA-Tencor Corp.+                    100                 11
LSI Logic Corp.+                     100                  7
Lucent Technologies, Inc.          1,965                147
Micron Technology, Inc. +            200                 16
Molex, Inc.                          100                  6
Motorola, Inc.                       400                 59
National Semiconductor Corp.+        100                  4
Niagara Mohawk Holdings, Inc.+       100                  1
PE Corp-PE Biosystems Group          100                 12
QUALCOMM, Inc.+                      400                 70
Solectron Corp.+                     200                 19
Tektronix, Inc.                       50                  2
Tellabs, Inc.+                       200                 13
Teradyne, Inc.+                      100                  7
Texas Instruments, Inc.              500                 48
Thermo Electron Corp.+               100                  2
Xilinx, Inc.+                        200                  9
                                                       ------
                                                        755
                                                       ------
ENERGY - RAW MATERIALS--0.3%
Anadarko Petroleum Corp.             100                  3
Apache Corp.                         100                  4
Baker Hughes, Inc.                   231                  5
Burlington Resources, Inc.           100                  3
Constellation Energy Group           100                  3
Halliburton Co.                      300                 12
McDermott International, Inc.        100                  1
Occidental Petroleum Corp.           200                  4
Rowan Companies, Inc.+               100                  2
Schlumberger Ltd.                    300                 17
Sempra Energy                        100                  2
Sunoco, Inc.                         100                  2
Union Pacific Resources Group, Inc.  200                  3
                                                       ------
                                                         61
                                                       ------
FOOD & AGRICULTURE--1.3%
Archer-Daniels Midland Co.          331                   4
Bestfoods, Inc.                     200                  11

                                 ---------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II-TM-
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999

                                    NUMBER           VALUE
COMMON STOCK (CONTINUED)           OF SHARES         (000S)
--------------------------------------------------------------
FOOD & AGRICULTURE (CONTINUED)
Campbell Soup Co.                    300             $   12
Coca-Cola Co.                      1,500                 87
Coca-Cola Enterprises, Inc.          300                  6
ConAgra, Inc.                        300                  7
General Mills, Inc.                  100                  4
H.J. Heinz Co.                       200                  8
Kellogg Co.                          300                  9
Monsanto Co.                         400                 14
PepsiCo, Inc.                        900                 32
Quaker Oats Co.                      100                  7
Ralston-Ralston Purina Group         200                  6
Sara Lee Corp.                       600                 13
SYSCO Corp.                          200                  8
Unilever NV+                         357                 19
Wm. Wrigley Jr. Co.                  100                  8
                                                       ------
                                                        255
                                                       ------
GOLD--0.1%
Barrick Gold Corp.                   200                  4
Homestake Mining Co.                 200                  2
Newmont Mining Corp.                 100                  2
Placer Dome, Inc.                    200                  2
                                                       ------
                                                         10
                                                       ------
HEALTHCARE / DRUGS & MEDICINE--3.7%
Abbott Laboratories                1,000                 36
Allergan, Inc.                       100                  5
ALZA Corp.+                          100                  3
American Home Products Corp.         800                 32
Amgen, Inc.+                         600                 36
Baxter International, Inc.           200                 13
Becton, Dickinson & Co.              200                  5
Biomet, Inc.                         100                  4
Boston Scientific Corp.+             214                  5
Bristol-Meyers Squibb Co.          1,200                 77
Cardinal Health, Inc.                150                  7
Columbia / HCA Healthcare Corp.      300                  9
Eli Lilly & Co.                      700                 47
Guidant Corp. +                      200                  9
HealthSouth Corp.+                   268                  1
Humana, Inc.+                        100                  1
IMS Health, Inc.                     100                  3
Johnson & Johnson                    900                 84

                                 ---------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II-TM-
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999

                                     NUMBER          VALUE
COMMON STOCK (CONTINUED)           OF SHARES         (000S)
--------------------------------------------------------------
HEALTHCARE / DRUGS & MEDICINE (CONTINUED)
Manor Care, Inc. +                     100          $   2
McKesson HBOC, Inc.                    274              6
Medtronic, Inc.                        700             26
Merck & Co., Inc.                    1,400             94
Pfizer, Inc.                         2,400             78
Pharmacia & Upjohn, Inc.               300             14
Quintiles Transnational Corp.+         100              2
Schering-Plough Corp.                  900             38
Service Corp. International            200              1
St. Jude Medical, Inc. +               100              3
Tenet Healthcare Corp.+                200              5
United Healthcare Corp.                200             11
Warner-Lambert Co.                     500             41
Watson Pharmaceuticals, Inc.+          100              4
                                                     ------
                                                      702
                                                     ------
HOUSEHOLD PRODUCTS--0.8%
Avon Products, Inc.                    200              7
Clorox Co.                             100              5
Colgate-Palmolive Co.                  400             26
Gillette Co.                           700             29
International Flavors &
Fragrances, Inc.                       100              4
Procter & Gamble Co.                   800             88
Tupperware Corp.                       100              2
                                                     ------
                                                      161
                                                     ------
INSURANCE--1.2%
Aetna, Inc.                            100              6
AFLAC, Inc.                            200              9
Allstate Corp.                         500             12
American General Corp.                 200             15
American International Group, Inc.     910             98
Aon Corp.                              250             10
Chubb Corp.                            100              6
CIGNA Corp.                            100              8
Cincinnati Financial Corp.             100              3
Conseco, Inc.                          232              4
Hartford Financial Services Group,
Inc.                                   100              5
Jefferson-Pilot Corp.                   50              3
Lincoln National Corp.                 100              4
Marsh & McLennan Companies, Inc.       150             14
MBIA, Inc.                             100              5
MGIC Investment Corp.                  100              6

                                 ---------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II-TM-
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999

                                NUMBER           VALUE
COMMON STOCK (CONTINUED)       OF SHARES         (000S)
--------------------------------------------------------

INSURANCE (CONTINUED)
SAFECO Corp.                    100             $    2
St. Paul Companies, Inc.        100                  3
Torchmark Corp.                 100                  3
UnumProvident Corp.             173                  6
                                                 ------
                                                   222
                                                 ------
MEDIA--1.2%
CBS Corp. +                     500                 32
Clear Channel Communications,
Inc.+                           200                 18
Comcast Corp., Class A          500                 25
Dow Jones & Co., Inc.           100                  7
Gannett Co., Inc.               200                 16
Knight-Ridder, Inc.             100                  6
McGraw-Hill Companies, Inc.     100                  6
Mediaone Group+                 400                 31
New York Times Co., Class A     100                  5
Time Warner, Inc.               700                 51
Tribune Co.                     100                  6
Viacom, Inc., Class B+          400                 24
                                                 ------
                                                   227
                                                 ------
MISCELLANEOUS--0.0%
Pactiv Corp.+                   100                  1
ScottishPower PLC-ADR            58                  2
                                                 ------
                                                     3
                                                 ------
MISCELLANEOUS FINANCE--2.0%
American Express Co.            300                 50
Associates First Capital Corp.  362                 10
Bear Stearns Companies, Inc.    110                  5
Capital One Financial Corp.     100                  5
Charles Schwab Corp.            550                 21
Citigroup, Inc.               2,052                114
Countrywide Credit Industries,
Inc.                            100                  3
Fannie Mae                      600                 37
Franklin Resources, Inc.        200                  6
Freddie Mac                     400                 19
Household International, Inc.   206                  8
Lehman Brothers Holdings, Inc.  100                  8
MBNA Corp.                      525                 14
Merrill Lynch & Co., Inc.       200                 17
Morgan Stanley Dean Witter
Discover & Co.                  365                 52
Providian Financial Corp.       100                  9

                                 ---------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II-TM-
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999

                                                NUMBER       VALUE
COMMON STOCK (CONTINUED)                       OF SHARES     (000S)
-------------------------------------------------------------------------
MISCELLANEOUS FINANCE (CONTINUED)
SLM Holding Corp.                                 100       $   4
T. Rowe Price Associates, Inc.                    100           4
                                                             -----
                                                              386
                                                             -----
NON-FERROUS METALS--0.2%
Alcan Aluminum Ltd.                               100           4
Alcoa, Inc.                                       200          17
Engelhard Corp.                                   100           2
Freeport-McMoRan Copper & Gold, Inc., Class B +   100           2
Inco Limited +                                    100           2
Phelps Dodge Corp.                                100           7
                                                             -----
                                                               34
                                                             -----
OIL - DOMESTIC--0.3%
Amerada Hess Corp.                                100           6
Atlantic Richfield Co.                            200          17
Conoco, Inc., Class B                             300           7
Kerr-McGee Corp.                                  100           6
Phillips Petroleum Co.                            200           9
Transocean Sedco Forex, Inc.                      158           5
Unocal Corp.                                      200           7
USX-Marathon Group                                100           2
                                                             -----
                                                               59
                                                             -----
OIL - INTERNATIONAL--1.6%
Chevron Corp.                                     400          35
Exxon Mobil Corp.                               2,160         174
Royal Dutch Petroleum Co.                       1,300          79
Texaco, Inc.                                      300          16
                                                             -----
                                                              304
                                                             -----
OPTICAL & PHOTO--0.0%
Eastman Kodak Co.                                 100           7
-----
PAPER & FOREST PRODUCTS--0.4%
Champion International Corp.                      100           6
Fort James Corp.                                  100           3
Georgia-Pacific Group                             100           5
International Paper Co.                           300          17
Kimberly-Clark Corp.                              300          20
Louisiana-Pacific Corp.                           100           1
Mead Corp.                                        100           4
Westvaco Corp.                                    100           3

                                 ---------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II-TM-
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999

                                        NUMBER           VALUE
COMMON STOCK (CONTINUED)              OF SHARES         (000S)
-------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (CONTINUED)
Weyerhaeuser Co.                        100             $    7
Willamette Industries, Inc.             100                  5
                                                          -----
                                                            71
                                                          -----
PRODUCER GOODS & MANUFACTURING--2.3%
Avery Dennison Corp.                    100                  7
Caterpillar, Inc.                       200                  9
Cooper Industries, Inc.                 100                  4
Corning, Inc.                           200                 26
Deere & Co.                             100                  4
Dover Corp.                             100                  5
General Electric Co.                  2,000                310
Honeywell International                 487                 28
Illinois Tool Works, Inc.               200                 14
Ingersoll-Rand Co.                      100                  6
ITT Industries, Inc.                    100                  3
Johnson Controls, Inc.                  100                  6
Milacron, Inc.                          100                  2
Pall Corp.                              100                  2
Parker-Hannifin Corp.                   100                  5
W.W. Grainger, Inc.                     100                  5
                                                          -----
                                                           436
                                                          -----
RAILROAD & SHIPPING--0.1%
Burlington Northern Santa Fe Corp.      200                  5
CSX Corp.                               100                  3
Kansas City Southern Industries, Inc.   100                  7
Norfolk Southern Corp.                  200                  4
Union Pacific Corp.                     200                  9
                                                          -----
                                                            28
                                                          -----
RETAIL--2.7%
Albertson's, Inc.                       300                 10
AutoZone, Inc.+                         100                  3
Bed, Bath & Beyond, Inc.+               100                  3
Best Buy Co., Inc.+                     100                  5
Circuit City Stores, Inc.               100                  5
Consolidated Stores Corp.+               88                  1
Costco Wholesale Corp.+                 100                  9
CVS Corp.                               290                 12
Dayton Hudson Corp.                     300                 22
Dillards, Inc., Class A                 100                  2


                                 ---------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II-TM-
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999

                                     NUMBER              VALUE
COMMON STOCK (CONTINUED)            OF SHARES            (000S)
-------------------------------------------------------------------------
RETAIL (CONTINUED)
Dollar General Corp.                    156              $   4
Federated Department Stores, Inc.+      100                  5
Gap, Inc.                               537                 25
Home Depot, Inc.                      1,500                103
IKON Office Solutions                   100                  1
J.C. Penny Co., Inc.                    200                  4
Kmart Corp.+                            300                  3
Kohl's Corp.+                           100                  7
Kroger Co.+                             500                  9
Limited, Inc.                           100                  4
Lowe's Companies, Inc.                  200                 12
May Department Stores Co.               250                  8
Nordstrom, Inc.                         100                  3
Office Depot, Inc.+                     200                  2
Rite Aid Corp.                          100                  1
Safeway, Inc.+                          300                 11
Sears, Roebuck & Co.                    200                  6
Staples, Inc.+                          300                  6
SUPERVALU, Inc.                         100                  2
Tandy Corp.                             100                  5
TJX Companies, Inc.                     200                  4
Toys 'R' Us, Inc.+                      200                  3
Wal-Mart Stores, Inc.                 2,800                194
Walgreen Co.                            600                 18
Winn Dixie Stores, Inc.                 100                  2
                                                          -----
                                                           514
                                                          -----
STEEL--0.1%
Allegheny Teledyne, Inc.                100                  2
Nucor Corp.                             100                  5
USX-U.S. Steel Group, Inc.              100                  3
Worthington Industries, Inc.            100                  2
                                                          -----
                                                            12
                                                          -----
TELEPHONE--3.6%
Alltel Corp.                            100                  8
AT&T Corp.                            1,932                 98
Bell Atlantic Corp.                   1,006                 62
BellSouth Corp.                       1,200                 56
CenturyTel, Inc.                         50                  2
Global Crossing, Ltd.+                  505                 25
GTE Corp.                               600                 42

                                 ---------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II-TM-
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999

                                    NUMBER              VALUE
COMMON STOCK (CONTINUED)           OF SHARES           (000S)
--------------------------------------------------------------
TELEPHONE (CONTINUED)
MCI WorldCom, Inc.+                 1,831             $   97
Nextel Communications, Inc.,
Class A+                              200                 21
Nortel Networks Corp.                 800                 81
SBC Communications, Inc.            2,081                101
Sprint Corp (FON Group)               500                 34
Sprint Corp. (PCS Group)+             300                 31
US WEST, Inc.                         305                 22
                                                        -----
                                                         680
                                                        -----
TOBACCO--0.2%
Loew's Corp.                          100                  6
Phillip Morris Companies, Inc.      1,500                 35
R.J. Reynolds Tobacco Holdings,
Inc.                                  200                  2
UST, Inc.                             100                  3
                                                        -----
                                                          46
                                                        -----
TRAVEL & RECREATION--0.4%
Brunswick Corp.                       100                  2
Carnival Corp.                        400                 19
Harrah's Entertainment, Inc.+         100                  3
Hilton Hotels Corp.                   200                  2
Marriott International, Inc.,
Class A                               200                  6
Walt Disney Co.                     1,300                 38
                                                        -----
                                                          70
                                                        -----
UTILITIES-ELECTRIC & GAS--0.9%
AES Corp.+                            100                  7
Ameren Corp.                          100                  3
American Electric Power Co., Inc.     100                  3
Carolina Power & Light Co.            100                  3
Central & South West Corp.            100                  2
Cinergy Corp.                         100                  2
CMS Energy Corp.                      100                  3
Coastal Corp.                         100                  4
Columbia Energy Group                 150                  9
Consolidated Edison, Inc.             100                  3
Consolidated Natural Gas Co.          100                  6
Dominion Resources, Inc.              100                  4
DTE Energy Co.                        100                  3
Duke Energy Corp.                     200                 10
Eastern Enterprises                   100                  6
Edison International                  200                  5

                                 ---------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II-TM-
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999

                                   NUMBER            VALUE
COMMON STOCK (CONTINUED)          OF SHARES         (000S)
--------------------------------------------------------------
UTILITIES - ELECTRIC & GAS (CONTINUED)
El Paso Energy Corp.               100             $    4
Enron Corp.                        400                 18
Entergy Corp.                      200                  5
First Energy Corp.                 100                  2
Florida Progress Corp.             100                  4
FPL Group, Inc.                    100                  4
GPU, Inc.                          100                  3
New Centuries Energies, Inc.       100                  3
Northern States Power Co.          100                  2
PECO Energy Co.                    100                  3
PG&E Corp.                         200                  4
Pinnacle West Capital              100                  3
PP&L Resources, Inc.               100                  2
Public Service Enterprise
Group, Inc.                        100                  3
Reliant Energy, Inc.               200                  5
Southern Co.                       400                  9
Texas Utilities Co.                200                  7
Unicom Corp.                       100                  3
Williams Cos., Inc.                300                  9
                                                   -------
                                                      166
                                                   -------
TOTAL COMMON STOCK
(Cost $4,671)                                       7,635
                                                   -------
INVESTMENT FUNDS--55.1%
--------------------------------------------------------------
Schwab International Index Fund,
Select Shares                185,647              3,759
Schwab Small-Cap Index Fund,
Select Shares                194,424              3,920
Schwab Total Bond Market
Index Fund                   291,533              2,775
                                                 ------
TOTAL INVESTMENT FUNDS
(Cost $9,198)                                    10,454
                                                 ------
SHORT-TERM INVESTMENTS--4.7%

First National Bank of Chicago
Time Deposit
3.75%*, 01/03/00             514,402                514
Schwab Value Advantage Money
Fund, Investor Shares
5.63%*                       378,905                379
                                                -------
TOTAL SHORT-TERM INVESTMENTS
(Cost $893)                                         893
                                                -------

                                 ---------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II-TM-
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999

                                                  VALUE
                                                  (000S)
--------------------------------------------------------------
TOTAL INVESTMENTS -- 100.1%
(Cost $14,762)                                  $ 18,982
                                                --------
OTHER ASSETS AND LIABILITIES--(0.1%)
Other assets                                          33
Liabilities                                          (59)
                                                 --------
                                                     (26)
                                                 --------
NET ASSETS -- 100.0%                             $ 18,956
                                                 ========


NOTES TO SCHEDULE OF INVESTMENTS

+    Non-Income Producing Security.
*    Interest rate represents the yield as of the report date.
ADR--American Depository Receipt.
Ltd.-- Limited Company
PLC -- Public Limited Company

-----------
See accompanying Notes to Financial Statements.

                                 ---------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II-TM-
STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)
DECEMBER 31, 1999

ASSETS
Investments, at value (Cost $14,762)               $18,982
Receivables:
     Fund shares sold                                    7
     Dividends                                          23
     Dividend tax reclaim                                1
Prepaid expenses                                         2
                                                   -------
       Total assets                                 19,015
                                                   -------
LIABILITIES
Payables:
     Investments purchased                               3
     Investment advisory and administration fees         1
Accrued expenses                                        55
                                                   -------
       Total liabilities                                59
                                                   -------
Net assets applicable to outstanding shares        $18,956
                                                   =======
NET ASSETS CONSIST OF:

Paid-in capital                                    $14,378
Undistributed net investment income                    206
Accumulated net realized gain on investments
sold and foreign currency transactions                 152
Net unrealized appreciation on investments           4,220
                                                   -------
                                                   $18,956
                                                   =======

PRICING OF SHARES

Outstanding shares, $0.00001 par
value (unlimited shares authorized)                  1,197
NET ASSET VALUE, offering and
redemption price per share                          $15.84

----------
See accompanying Notes to Financial Statements.

                                 ---------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II-TM-
STATEMENT OF OPERATIONS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:
Dividends (net of foreign taxes
withheld of $1)                                       $  279
 Interest                                                 14
                                                      ------
   Total investment income                               293
                                                      ------
EXPENSES:

Investment advisory and administration fees               94
Custodian fees                                             6
Portfolio accounting fees                                  2
Professional fees                                         44
Registration fees                                          3
Shareholder reports                                       17
Trustees' fees                                             1
Other expenses                                             2
                                                      ------
                                                         169

Less: expenses reduced                                   (82)
                                                      ------
   Net expenses incurred by fund                          87
                                                      ------
NET INVESTMENT INCOME                                    206
                                                      ------

NET  REALIZED GAIN ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS:

Net realized gain on investments sold                    150
Net realized gain on foreign currency
transactions                                               1
                                                      ------
Net realized gain on investments and
foreign currency transactions                            151
                                                      ------
CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION)ON INVESTMENTS AND FOREIGN
CURRENCY TRANSLATION:

Net unrealized appreciation on investments             2,644
Net unrealized depreciation on foreign
currency translation                                      (1)
                                                      ------
Net unrealized appreciation on investments
and foreign currency translation                       2,643
                                                      ------
Net gain on investments                                2,794
                                                      ------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $3,000
                                                      ======

----------
See accompanying Notes to Financial Statements.
                                 ---------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II-TM-
STATEMENT OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEARS ENDED DECEMBER 31,

                                                              1999            1998
----------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                        $   206        $    206
Net realized gain on investments and
foreign currency transactions                                    151           1,114
Change in net unrealized appreciation
on investments and foreign

currency translation                                           2,643             175
                                                             -------        --------
Increase in net assets resulting from operations               3,000           1,495
                                                             -------        --------
DIVIDENDS AND DISTRIBUTIONS:

Dividends to shareholders from net investment income            (203)           (147)
Distributions to shareholders from net capital gains          (1,117)           (242)
                                                             -------        --------
Total dividends and distributions to shareholders             (1,320)           (389)
                                                             -------        --------
CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold                                      3,291           4,024
Net asset value of shares issued in reinvestment of dividends  1,321             389
Payments for shares redeemed                                  (1,690)         (1,498)
                                                             -------        --------
Increase in net assets from capital share transactions         2,922           2,915
                                                             -------        --------
Total increase in net assets                                   4,602           4,021
                                                             -------        --------

NET ASSETS:

Beginning of year                                             14,354          10,333
                                                             -------        --------
End of year (including undistributed net investment income
of $206 and $206, respectively)                              $18,956         $14,354

NUMBER OF FUND SHARES:

Sold                                                             217             292
Reinvested                                                        85              28
Redeemed                                                        (113)           (110)
                                                             -------        --------
Net increase in shares outstanding                               189             210

SHARES OUTSTANDING:

Beginning of year                                              1,008             798
                                                             -------        --------
End of year                                                    1,197           1,008
                                                             =======        ========

----------
See accompanying Notes to Financial Statements.

                                 ---------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II-TM-
FINANCIAL HIGHLIGHTS
FOR THE YEARS ENDED DECEMBER 31,

                                                                   1999               1998              1997            1996(1)
                                                                 --------           --------          --------          -------

PER-SHARE DATA ($):
Net asset value at beginning of period                            14.24              12.95             10.42             10.00
                                                                 -------            -------           -------           ------
Income from investment operations:

   Net Investment Income                                           0.15               0.17              0.22(2)          0.04
   Net realized and unrealized gains
     on investments                                                2.63               1.52              2.33             0.38
                                                                 -------            -------           -------           ------
   Total income from investment operations                         2.78               1.69              2.55             0.42
Less distributions:
   Dividends from net investment income                           (0.18)             (0.15)            (0.02)               --
   Distributions from realized gains on investments               (1.00)             (0.25)               --                --
                                                                 -------            -------           -------           ------
   Total distributions                                            (1.18)             (0.40)            (0.02)               --
                                                                 -------            -------           -------           ------
NET ASSET VALUE AT END OF PERIOD                                  15.84              14.24             12.95             10.42
                                                                 =======            =======           =======           ======

TOTAL RETURN (%)                                                  19.63              13.07             24.54              4.20(3)

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------
Ratio of net operating expenses to average
   Net Assets                                                      0.56               0.57              0.75             0.67(4)
Expense reductions reflected in above ratio                        0.53               0.71              1.24             4.04(4)
Ratio of net investment income to average
    Net Assets                                                     1.32               1.64              1.98             2.35(4)
Portfolio turnover rate                                              14                 67                81                7
Net assets, end of period ($ x 1,000)                           $18,956            $14,354           $10,333           $5,384

(1) For the period from November 1, 1996 (commencement of operations) to December 31, 1996.
(2) Per share information presented is based upon the average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(3) Not annualized.
(4) Annualized.

-----------
See accompanying Notes to Financial Statements.

                                 ---------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II-TM-
NOTES TO FINANCIAL STATEMENT
FOR THE YEAR ENDED DECEMBER 31, 1999
(ALL DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE NOTED)

1.  DESCRIPTION OF THE FUND

The Schwab MarketTrack Growth Portfolio II (the "fund") is a series of Schwab Annuity Portfolios (the "trust"), a diversified, no-load, open-end investment management company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION--Investments in securities traded on an exchange or in the over-the-counter market are valued at the last-quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the fund's investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees. Investments in underlying funds are valued at their respective daily net asset values as determined by those funds, in accordance with the 1940 Act. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAINS (LOSSES)--Security transactions are accounted for on a trade-date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including accretion of discount) is recorded on accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

FOREIGN CURRENCY TRANSLATION--The accounting records of the fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the fund denominated in a foreign currencies are translated into U.S. dollars at the exchange rates on December 31, 1999. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The fund separates within its statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held.

EXPENSES--Expenses arising in connection with the fund are charged directly to that fund. Expenses common to all series of the trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES--It is the fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The fund is considered a separate entity for tax purposes.

At December 31, 1999, (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $4,220 of which $4,585 related to appreciated securities and $365 related to depreciated securities.

RECLASSIFICATIONS--Generally accepted accounting principles require that certain components of net assets be reclassified between financial and tax reporting. Accordingly, permanent book/tax differences of $2 and $3 were reclassified from paid-in capital and undistributed net investment income, respectively, to accumulated net realized gain. These reclassifications have no effect on net assets or net asset value per share.

                                 ---------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II-TM-
NOTES TO FINANCIAL STATEMENT (CONTINUED)

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT--The trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the fund pays an annual fee, payable monthly, of 0.54% of the first $500 million of average daily net assets, and 0.49% of such net assets over $500 million. Prior to April 30, 1999, the fund paid an annual fee, payable monthly, of 0.74% on the first $1 billion of average daily net assets, 0.69% on the next $1 billion of average daily net assets and 0.64% on such net assets over $2 billion. The investment adviser has reduced a portion of its fee for the year ended December 31, 1999. (see Note 4)

OFFICERS AND TRUSTEES--Certain officers and trustees of the trust are also officers and/or directors of the investment adviser. For the year ended December 31, 1999, the fund made no direct payments to its officers or trustees who were "interest persons" within the meaning of the "1940 Act," as amended. The fund incurred fees of $1 related to the trust's unaffiliated trustees.

OTHER AFFILIATED PARTIES AND TRANSACTIONS--Pursuant to an Exemptive Order issued by the SEC, the fund may invest in other SchwabFunds-Registered Trademark-. As of December 31, 1999, the fund owned 0.30% of the outstanding shares of the Schwab International Index Fund-Registered Trademark-; less than one-tenth percent of the outstanding shares of the Schwab Value Advantage Money Fund -Registered Trademark-; 0.50% of the outstanding shares of the Schwab Total Bond Market Index Fund-TM- and; 0.43% of the outstanding shares of the Schwab Small-Cap Index Fund.-Registered Trademark-

As of December 31, 1999, The Schwab MarketTrack Growth Portfolio II held common stock of The Charles Schwab Corp., an affiliated issuer, with a current value of $21.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB
The investment adviser guarantees that, through at least April 30, 2000, the fund's net operating expenses will not exceed 0.60% of the fund's average daily net assets, after waivers and reimbursements. For purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses, taxes, foreign taxes, and capital items.

For the year ended December 31, 1999, the total of such fees and expenses reduced by the investment adviser were $82.

5.  BORROWING AGREEMENT
The trust has a line of credit arrangement with The Bank of New York whereby the trust may borrow on behalf of the fund an aggregate amount up to $150 million on a temporary basis to fund shareholder redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the fund. As of December 31, 1999, there were no borrowings made under this arrangement on behalf of the fund.

6.  INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, other than short-term obligations and U.S. government securities, aggregated $3,678 and $2,074, respectively, for the year ended December 31, 1999.

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                                        25

SCHWAB MARKETTRACK GROWTH PORTFOLIO II-TM- DECEMBER 31, 1999 ANNUAL REPORT REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of Schwab MarketTrack Growth Portfolio II-TM-

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack Growth Portfolio II (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the "fund") at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
San Francisco, California

February 4, 2000


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                                        26

SCHWAB MARKETTRACK GROWTH PORTFOLIO II-TM-
DECEMBER 31, 1999 ANNUAL REPORT
TAX DESIGNATIONS (UNAUDITED)

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Schwab MarketTrack Growth Portfolio II hereby designates 17% of the ordinary income dividends as qualifying for the dividends received deduction for the fiscal year ended December 31, 1999.

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                                        27